Cover	Jul. 14, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 14, 2026
Entity File Number	001-42514
Entity Registrant Name	Archimedes Tech SPAC Partners II Co.
Entity Central Index Key	0002028516
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2093 Philadelphia Pike #1968
Entity Address, City or Town	Claymont
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19703
City Area Code	725
Local Phone Number	312-2430
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001 per share, and one-half of one redeemable Warrant
Trading Symbol	ATIIU
Security Exchange Name	NASDAQ
Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	ATII
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ATIIW
Security Exchange Name	NASDAQ